Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Financial Income (Expenses), Net
Note 14 - Financial Income (Expenses), Net

	Year ended December 31
	2016	2017	2018
	US$ thousands

Interest income	751	527	840
Discount on marketable securities, net	(358)	(217)	(32)
Exchange rate differences, net	(236)	(45)	208
Bank charges	(122)	(109)	(93)

	35	156	923